Note 14 - Related Party Balances and Transactions (Details Textual) - Universal Mineral Services Ltd. [member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 179	$ 133
Amounts on deposit, related party transactions	$ 150	$ 31